Events After the Reporting Period (Tables) - Qualtrics	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Schedule of consideration transferred

€ billions
Cash paid	6.2
Liabilities incurred	0.3
Total consideration transferred	6.5

Schedule of recognized assets and Liabilities

€ billions
Cash and cash equivalents	0.1
Trade and other receivables	0.1
Property, plant, and equipment	0.1
Intangible assets	2.0
Thereof acquired technology	0.5
Thereof customer relationship and other intangibles	1.5
Total identifiable assets	2.3
Trade and other payables	0.1
Current and deferred tax liabilities	0.3
Contract liabilities/deferred income	0.1
Other liabilities	0.1
Total identifiable liabilities	0.6
Total identifiable net assets	1.7
Goodwill	4.8
Total consideration transferred	6.5